Share-based compensation plan (Summary of Options Under Plan and Changes in Period) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Number of Options
Outstanding as of beginning of period	1,969,608
Exercised	(350,673)
Forfeited
Outstanding as of end of period	1,618,935
Weighted Average Exercise Price
Outstanding as of beginning of period	$ 12.57
Exercised	$ 9.48
Forfeited
Outstanding as of end of period	$ 13.24